Condensed Financial Statements of Parent Company - Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	$ 9,275	¥ 67,704	¥ 74,648	¥ 122,801
Prepayments and other current assets	13,706	100,046	137,933
Total current assets	59,653	435,428	348,996
Other non-current assets	103	750	666
Total non-current assets	5,930	43,284	64,415
Total assets	65,583	478,712	413,411
Current liabilities:
Total current liabilities	115,722	844,691	807,853
Non-current liabilities:
Non-current liabilities	298,478	2,178,681	1,959,816
Total liabilities	414,200	3,023,372	2,767,669
Shareholders’ deficit:
Additional paid-in capital	697,822	5,093,615	5,086,766
Accumulated other comprehensive loss	(29,094)	(212,367)	(157,502)
Accumulated deficit	(1,240,404)	(9,054,079)	(8,724,473)
Total liabilities, mezzanine equity and shareholders' deficit	65,583	478,712	413,411
Common Class A [Member]
Shareholders’ deficit:
Common stock, value	4	26	26
Common Class B [Member]
Shareholders’ deficit:
Common stock, value	3	24	24
Parent Company [Member]
Current assets:
Cash and cash equivalents	8,825	64,415	43,409
Amount due from subsidiaries and VIEs of the Company	526,559	3,843,508	3,783,399
Prepayments and other current assets	15	112	9,436
Total current assets	535,399	3,908,035	3,836,244
Other non-current assets	12	84
Total non-current assets	12	84
Total assets	535,411	3,908,119	3,836,244
Current liabilities:
Accrued expenses and other current liabilities
Amounts due to subsidiaries and VIEs of the Company	38,892	283,879	230,306
Total current liabilities	38,892	283,879	230,306
Non-current liabilities:
Convertible loan	297,100	2,168,619	1,944,834
Investment deficit of subsidiaries and VIEs	790,573	5,770,631	5,598,492
Non-current liabilities	1,087,673	7,939,250	7,543,326
Total liabilities	1,126,565	8,223,129	7,773,632
Shareholders’ deficit:
Additional paid-in capital	697,822	5,093,615	5,086,766
Treasury stock (US$0.0001 par value; 4,085,608 shares as of December 31, 2023 and 2024, respectively)	(19,485)	(142,229)	(142,229)
Accumulated other comprehensive loss	(29,094)	(212,367)	(157,502)
Accumulated deficit	(1,240,404)	(9,054,079)	(8,724,473)
Total shareholders' deficit	(591,154)	(4,315,010)	(3,937,388)
Total liabilities, mezzanine equity and shareholders' deficit	535,411	3,908,119	3,836,244
Parent Company [Member] | Common Class A [Member]
Shareholders’ deficit:
Common stock, value	4	26	26
Parent Company [Member] | Common Class B [Member]
Shareholders’ deficit:
Common stock, value	$ 3	¥ 24	¥ 24